Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-10-02
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

COMPENSATION RECOVERY POLICY

During 2023, we adopted a compensation recovery policy (“Clawback Policy”) governing the recovery of erroneously awarded incentive-based compensation consistent with the requirements of the SEC and the NYSE American. The Clawback Policy provides that, if we are required to prepare a qualifying accounting restatement, then, unless an exception applies, we will recover reasonably promptly the excess of (1) the amount of incentive-based compensation received by a person who served as a covered officer at any time during the applicable performance period during the three completed years immediately preceding the date we are required to prepare the accounting restatement over (2) the amount that would have been received had it been determined based on the restated financials. The Clawback Policy applies to incentive-based compensation received by a covered officer on or after October 2, 2023.